Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions

17. PROVISIONS

Details of the provisions are as follows:

At December 31, 2023	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Service warranties	Total Current
Carrying amount at the beginning of the year	120	1,319	1,439	1,318	1,318
Business combinations (Note 6)	10,405	—	10,405	—	—
Charge / (Credit) to results:	1,127	865	1,992	434	434
(+) additional provisions recognized (net)	1,245	3,060	4,305	—	—
(+/-) Short-term transferred	—	(1,752)	(1,752)	1,752	1,752
(-) Amounts used during the year	(118)	(443)	(561)	(1,318)	(1,318)
Carrying amount at year end	11,652	2,184	13,836	1,752	1,752

At December 31, 2022	Non-current			Current
(In thousand Euros)	Other	Service warranties	Total Non-current	Service warranties	Total Current
Carrying amount at the beginning of the year	4	358	362	541	541
Charge / (Credit) to results:	116	961	1,077	777	777
(+) additional provisions recognized (net)	117	2,935	3,052	—	—
(+/-) Short-term transferred	—	(1,416)	(1,416)	1,415	1,415
(-) Amounts used during the year	(1)	(558)	(559)	(638)	(638)
Carrying amount at year end	120	1,319	1,439	1,318	1,318

Service warranties

Products developed and sold by the Group are under warranty for a period of three years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at year end. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.

Other provisions

As of December 31, 2023, “Other” provisions caption includes mainly the contingent consideration (earn-out) related to Ares and put option liability related to ABL acquisition (Note 6) amounting to Euros 11,341 thousand and a provision for indemnities or an amount of Euros 311 thousand.